Impairment Charges	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Impairment charges
9	Impairment charges

	2021	2020	2019
	RMB million	RMB million	RMB million
Impairment charge on property, plant and equipment (Note 16)	1	31	4
Write-down of flight equipment spare parts to net realisable value (Note 28)	21	153	—

	22	184	4